Group statement of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Profit after tax for the year		$ 10,400	$ 6,972	$ 13,925
Items that will not be reclassified to profit or loss:
Actuarial (losses)/gains on post-retirement benefit plans		(474)	(262)	907
Changes in the fair value of equity investments held at fair value through other comprehensive income (FVOCI)		10	(5)	(13)
Tax relating to these components of other comprehensive income		112	83	(271)
Share of other comprehensive losses of equity accounted units, net of tax		(6)	(6)	(1)
Items that will not be reclassified to profit or loss		(358)	(190)	622
Items that have been/may be subsequently reclassified to profit or loss:
Currency translation adjustment	[1]	2,967	343	(3,830)
Currency translation on companies disposed of, transferred to the income statement		0	215	14
Fair value movements:
– Cash flow hedge gains		24	12	156
– Cash flow hedge (gains)/losses transferred to the income statement		(63)	(41)	40
Net change in costs of hedging	[2]	7	3	(39)
Tax relating to these components of other comprehensive loss/(income)		3	(6)	(54)
Share of other comprehensive income/(loss) of equity accounted units, net of tax		4	10	(48)
Other comprehensive income/(loss) for the year, net of tax		2,584	346	(3,139)
Total comprehensive income for the year	[3]	12,984	7,318	10,786
Total comprehensive income for the year - attributable to owners of Rio Tinto		12,201	8,351	10,663
Total comprehensive income for the year - attributable to non-controlling interests		$ 783	$ (1,033)	$ 123

[1]	Excludes a currency translation gain of US$333 million (2019: charge of US$29 million; 2018: charge of US$382 million) arising on Rio Tinto Limited’s share capital for the year ended 31 December 2020, which is recognised in the Group statement of changes in equity. Refer to Group statement of changes in equity on page 204.
[2]	As part of the 2018 bond buy-back programme, cross currency interest rate swaps hedging the bonds repurchased were closed out. This resulted in the reclassification of US$3 million from the cost of hedging reserve to finance costs in the income statement in 2018. There was no bond buy-back programme in 2019 or 2020.
[3]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.